Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Operating tax losses	$ 38,084	$ 26,016
Research credits	5,920	4,810
Temporary differences	981	773
Share based payments	1,902	1,099
Gross deferred tax assets	46,887	32,698
Valuation Allowance	(46,287)	(32,090)
Deferred tax assets, Less: valuation allowance	600	608
Deferred tax liabilities:
Other temporary differences	(600)	(608)
Deferred tax liabilities	(600)	(608)
Total	$ 0	$ 0